BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Nov. 30, 2019
Basis Of Presentation And Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

These condensed consolidated interim financial statements have been prepared in accordance with the International Accounting Standard 34, Interim Financial Reporting ("IAS 34") using accounting policies consistent with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations of the International Financial Reporting Interpretations Committee ("IFRIC").

The Company' significant accounting policies and critical accounting estimates applied in these interim financial statements are the same as those applied in Note 2 of the Company's annual consolidated financial statements as at and for the year ended August 31, 2019, except for the adoption of IFRS 16 Leases, ("IFRS 16") effective for financial periods beginning on or after January 1, 2019.

Change in Accounting Policy - IFRS 16

On September 1, 2019, the Company adopted IFRS 16.  IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, which is the customer ("lessee") and the supplier ("lessor"). IFRS 16 replaces IAS 17, Leases, and related interpretations. All leases result in the lessee obtaining the right to use an asset at the start of the lease and, if lease payments are made over time, also obtaining financing. Accordingly, IFRS 16 will eliminate the classification of leases as either operating leases or finance leases as is required by IAS 17 and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize:

i. The right of use assets and related lease liabilities for any lease with a term of more than 12 months, unless the underlying assets are of low value; and

ii. Depreciation of the right of use assets separately from the interest related to the lease liabilities in the consolidated statement of income.

The Company adopted IFRS 16 using the simplified transition approach and consequently did not restate comparative figures for fiscal 2019.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as 'operating leases' under the principles of IAS 17.  All leases lasting longer than one year were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of September 1, 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on September 1, 2019 was 11%.  The lease liability and corresponding right to use asset as at September 1, 2019 was measured at $314.

Leases

As a result of the adoption of IFRS 16, the accounting policy for leases applied starting from September 1, 2019 as follows:

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

i. the contract involves the use of an identified asset

ii. the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

iii. the Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

Presentation Currency

The Company's presentation currency is the United States Dollar ("USD")

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD

Period-end rate:  R14.6532 (August 31, 2019 R14.3314)

3-month period average rate: R14.8490 (November 30, 2018 R14.4334)

CAD/USD

Period-end rate: C$1.3289 (August 31, 2019 C$1.3295)

3-month period average rate: C$1.3222 (November 30, 2018 C$1.3082)